AXP(SM)
                                                                   Intermediate
                                                                Tax-Exempt Fund

                                                             1999 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
Express(R)
Funds

(icon of) padlock

AXP Intermediate Tax-Exempt Fund seeks to provide shareholders with a high level of current income exempt from federal taxes.

(This annual report includes a prospectus that describes in detail the Fund's objectives, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN EXPRESS (logo)

Why Suffer From a
`Lack of Interest'?

If you're looking for a higher yield than a typical tax-free money market fund with less price volatility than a typical tax-exempt bond fund, this fund is designed for you. Its yield is generally free from federal taxes, but not necessarily state and local taxes.

AXP INTERMEDIATE TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.
From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report                            11
Financial Statements                                    12
Notes to Financial Statements                           15
Investments in Securities                               22
Federal Income Tax Information                          38


2000 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 5p
Past Performance                                      6p
Fees and Expenses                                     8p
Management                                            9p
Buying and Selling Shares                             9p
Valuing Fund Shares                                   9p
Investment Options                                   10p
Purchasing Shares                                    11p
Transactions through Third Parties                   14p
Sales Charges                                        14p
Exchanging/Selling Shares                            18p
Distributions and Taxes                              23p
Other Information                                    25p
Financial Highlights                                 26p
Appendix                                             28p

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
We are in an extraordinary period for investing in financial assets, with many stocks at their all-time highs. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Sincerely,



Arne H. Carlson


(picture of) Terry Fettig
Terry Fettig
Portfolio manager

From the Portfolio Manager
AXP Intermediate Tax-Exempt Fund's interest income increased slightly during the past fiscal year, although a rise in interest rates tempered its overall performance. For the 12 months -- December 1998 through November 1999 -- the total return for the Fund's Class A shares (excluding the sales charge) was 1.44%.

AXP INTERMEDIATE TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

Despite ongoing reports of generally low inflation, a continuation of strong economic growth in the U.S. and improving economies overseas kept fixed-income investors on edge throughout most of the 12 months. Their concern about potentially higher inflation was reinforced by the Federal Reserve Board, which raised short-term interest rates three times during the period -- in June, August and November. The result was increased selling pressure on bonds, which in turn drove interest rates up and bond prices down.

Compared with U.S. Treasury issues, the selling pressure on municipal bonds was less pronounced, especially in the shorter-maturity issues in which this Fund invests. Still, the trend did drag down the net asset value. On the other hand, because of the rise in interest rates, the Fund was able to add some new, higher-yielding issues that ultimately enhanced its income payments to shareholders.

A DEFENSIVE APPROACH
As for the structure of the portfolio, because I expected interest rates to move up, I gradually reduced the duration over the 12 months. (Duration, a function of the average maturity of the bonds in the portfolio, largely determines how sensitive the Fund's value is to changes in interest rates. The longer the duration, the greater the sensitivity.) As a result, the decline in the net asset value was smaller than it might have been.

To enhance the Fund's yield, I added to investments in non-rated bonds, which are below-investment-grade issues that pay comparatively higher interest. That exposure reached approximately 15% of portfolio assets at period-end. I also increased the exposure to BBB-rated bonds (at the low end of the investment-grade scale), chiefly healthcare-related issues that, again, offered relatively attractive yields.

As the new fiscal year begins, it appears the economy remains remarkably strong, which in turn has continued to foster fear that higher inflation may be on the way. Whether or not that proves to be the case, I think the rising-interest-rate trend is likely to persist, at least over the near term. If so, the Fund is positioned to take advantage of the higher-yielding securities that would come to market.



Terry Fettig

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                         $5.02
Nov. 30, 1998                                                         $5.14
Decrease                                                              $0.12

Distributions -- Dec. 1, 1998 - Nov. 30, 1999
From income                                                           $0.19
From capital gains                                                    $ --
Total distributions                                                   $0.19
Total return*                                                        +1.44%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                         $5.02
Nov. 30, 1998                                                         $5.14
Decrease                                                              $0.12

Distributions -- Dec. 1, 1998 - Nov. 30, 1999
From income                                                           $0.15
From capital gains                                                    $ --
Total distributions                                                   $0.15
Total return*                                                        +0.69%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                         $5.01
Nov. 30, 1998                                                         $5.13
Decrease                                                              $0.12

Distributions -- Dec. 1, 1998 - Nov. 30, 1999
From income                                                           $0.21
From capital gains                                                    $ --
Total distributions                                                   $0.21
Total return*                                                        +1.59%**


*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

AXP INTERMEDIATE TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)


The 10 Largest Holdings

                                                                     Percent                               Value
                                                                 (of net assets)                   (as of Nov. 30, 1999)
Oregon State Department of Administrative Services
Lottery Revenue Bonds Series B
 4.40% 2003                                                            2.63%                               $996,330

Alaska  Industrial  Development & Exploration  Authority
Electric Power Revenue Bonds Upper Lynn Canal
Regional Power Series 1997 A.M.T.
 5.00% 2002                                                            1.83                                 693,368

Sandoval County New Mexico Multi-family Housing
Refunding Revenue Bonds Meadowlark Apartments
Series 1998B A.M.T.
 6.38% 2001                                                            1.57                                 595,518

Chicago Illinois Unlimited Tax General Obligation
Refunding Bonds Series 1996B
 6.00% 2002                                                            1.41                                 535,866

Houston Texas Water & Sewer System Prior Lien
Refunding Revenue Bonds Series 1992B
 5.75% 2002                                                            1.37                                 518,254

New York State Dormitory Authority Health Care
Revenue Bonds Mental Health Services Facilities Series 1997B
 5.00% 2002                                                            1.33                                 504,244

Denver Colorado City & County Airport Revenue Bonds
Series 1996 A.M.T.
 4.80% 2000                                                            1.33                                 503,215

Long Beach Harbor California Revenue Bonds
Series 1993 A.M.T.
 4.50% 2002                                                            1.33                                 501,720

Portage County Ohio Hospital Revenue Bonds
Robinson Memorial Hospital
 4.75% 2004                                                            1.32                                 500,865

Sandusky County Ohio Hospital Facilities Refunding
Revenue Bonds Memorial Hospital
 4.40% 2000                                                            1.32                                 499,869


Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."


The 10 holdings listed here make up 15.44% of net assets

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999


Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP INTERMEDIATE TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

The Fund's Long-term Performance

How $10,00 has grown in AXP Intermediate Tax-Exempt Fund
                                                     Lipper Short/Intermediate
$20,000                                              Municipal Debt Index
                                                                            x
                                                     $10,560                x
$10,000                                              AXP Intermediate
                           Lehman Brothers x         Tax-Exempt Fund Class A
             x             Municipal 3-Year
$9,500       x             Bond Index

--------------------------------------------------------------------------------
          12/1/96             11/97               11/98                   11/99
 Average annual total returns (as of Nov. 30, 1999)

                          1 year              Since inception*
 Class A                  -3.63%                   +2.12%
 Class B                  -3.21%                   +2.15%
 Class Y                  +1.59%                   +3.98%

*Inception date was Nov. 13, 1996.

Assumes: Holding period from 12/1/96 to 11/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $1,182. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal 3-year Bond Index and Lipper Short/Intermediate Municipal Debt Index. In comparing AXP Intermediate Tax-Exempt Fund (Class A) to the indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

Lehman Brothers Municipal 3-year Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue and prerefunded bonds that have an approximate maturity of three years. The index is frequently used as a general performance measure of tax-exempt bonds with shorter maturities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Short/Intermediate Municipal Debt Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 10 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP INTERMEDIATE TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #46  to
Registration Statement No. 2-57328 filed on or about Jan. 27, 2000, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions.

AXP Intermediate Tax-Exempt Fund
Fiscal year ended Nov. 30, 1999

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.01469
Jan. 25, 1999                                                    0.01765
Feb. 25, 1999                                                    0.01641
March 24, 1999                                                   0.01446
April 26, 1999                                                   0.01731
May 27, 1999                                                     0.01633
June 23, 1999                                                    0.01406
July 26, 1999                                                    0.01697
Aug. 26, 1999                                                    0.01592
Sept. 22, 1999                                                   0.01379
Oct. 25, 1999                                                    0.01692
Nov. 23, 1999                                                    0.01686
Total distributions                                             $0.19137

AXP INTERMEDIATE TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.01182
Jan. 25, 1999                                                    0.01398
Feb. 25, 1999                                                    0.01310
March 24, 1999                                                   0.01161
April 26, 1999                                                   0.01379
May 27, 1999                                                     0.01305
June 23, 1999                                                    0.01122
July 26, 1999                                                    0.01350
Aug. 26, 1999                                                    0.01268
Sept. 22, 1999                                                   0.01097
Oct. 25, 1999                                                    0.01350
Nov. 23, 1999                                                    0.01385
Total distributions                                             $0.15307

Class Y

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.02271
Jan. 25, 1999                                                    0.01744
Feb. 25, 1999                                                    0.01679
March 24, 1999                                                   0.01471
April 26, 1999                                                   0.01856
May 27, 1999                                                     0.01676
June 23, 1999                                                    0.01444
July 26, 1999                                                    0.01779
Aug. 26, 1999                                                    0.01673
Sept. 22, 1999                                                   0.01448
Oct. 25, 1999                                                    0.01780
Nov. 23, 1999                                                    0.01764
Total distributions                                             $0.20585

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

Source of distributions
Distributions during the fiscal year ended Nov. 30, 1999, were derived exclusively from interest on tax-exempt securities. For dividends paid by the Fund to be tax-exempt the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

AXP INTERMEDIATE TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

Source of income by state

Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 1999 are listed below.

Alabama                             1.334
Alaska                              4.234
Arizona                             0.414
Arkansas                            0.023
California                          3.504
Colorado                            2.848
Connecticut                         1.034
Florida                             9.372
Georgia                             0.879
Hawaii                              0.581
Illinois                            6.323
Indiana                             1.524
Iowa                                0.466
Kansas                              0.627
Kentucky                            0.034
Louisiana                           1.895
Maine                               0.331
Massachusetts                       3.561
Michigan                            7.423
Minnesota                           4.687
Mississippi                         1.003
Missouri                            1.639
Nevada                              0.611
New Hampshire                       0.321
New Mexico                          5.082
New York                            5.533
North Carolina                      0.303
North Dakota                        1.748
Ohio                                5.277
Oklahoma                            0.802
Oregon                              0.070
Pennsylvania                        5.806
Rhode Island                        0.660
South Carolina                      0.089
South Dakota                        1.125
Tennessee                           1.543
Texas                               7.568
Utah                                1.864
Virginia                            0.522
Washington                          3.406
Washington, DC                      1.159
West Virginia                       0.331
Wisconsin                           1.758
Wyoming                             0.686

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

American
Express(R)
Funds

AXP Intermediate Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010


                                                               S-6355 F (1/00)


Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN EXPRESS (logo)

S-6355 F (1/00)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.